Net Loss Per Share (Details) - Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	1,817,000	1,133,000	1,724,000	1,138,000	3,138,526	509,544
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	53,000	2,000	46,000	3,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	421,000	2,000	335,000	1,000	79,268
Series 1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	0	731,000	0	736,000	477,640	291,230
MTDC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	1,343,000	398,000	1,343,000	398,000